Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Exposures to Foreign Currency
The Group’s exposures to foreign currency are as follows:

	31.12.2022
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,504	7,328	4,484	218
Cash and bank balances	166,517	1,282	26,521	15,340
Financial liabilities	(202)	—	—	—
Trade and other receivables	(5,064)	(11,586)	(7,258)	(2,579)

Net assets/(liabilities)	162,755	(2,976)	23,747	12,979

	31.12.2023
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,700	13,686	7,221	377
Cash and bank balances	157,073	5,337	18,162	24,114
Financial liabilities	(1,565)	—	—	—
Trade and other payables	(7,568)	(13,689)	(20,453)	(12,795)

Net assets/(liabilities)	149,640	5,334	4,930	11,696

US$’000	21,065	751	694	1,646

Summary of Information about Credit Risk on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2022	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	2.1%	—	0.2%	0.2%	0.6%	63.1%
Estimated total gross carrying amount at default	1,549,462	1,138,365	216,355	80,132	63,477	51,133
Expected credit loss	33,247	—	500	124	372	32,251

		Trade receivables
			Days past due
As of December 31, 2023	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	4.8%	—	0.1%	0.8%	2.2%	59.7%
Estimated total gross carrying amount at default	1,148,682	521,234	350,376	97,382	93,015	86,675
Expected credit loss	54,894	—	294	753	2,067	51,780

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial assets and liabilities, as well as lease liabilities, based on contractual undiscounted payments.

	1 year or less	2 to 5 years	After 5 years	Total
As of December 31, 2022	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	6,487,095	—	—	6,487,095
Other receivables, excluding tax recoverable	434,750	—	—	434,750
Cash and bank balances	4,830,743	20,000	—	4,850,743

	11,752,588	20,000	—	11,772,588

Financial liabilities
Loans and borrowings	2,158,839	209,400	—	2,368,239
Trade and other payables (Note 22)	8,080,782	189,366	—	8,270,148
Lease liabilities	33,102	26,928	216	60,246
Other financial liability	—	—	58,212	58,212

	10,272,723	425,694	58,428	10,756,845

	1 year or less	2 to 5 years	After 5 years	Total	Total
As of December 31, 2023	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	7,412,577	—	—	7,412,577	1,043,495
Other receivables, excluding tax recoverable	823,650	—	—	823,650	115,949
Cash and bank balances	6,039,471	—	—	6,039,471	850,199

	14,275,698	—	—	14,275,698	2,009,643

Financial liabilities
Loans and borrowings	1,880,251	710,772	—	2,591,023	364,748
Trade and other payables (Note 22)	9,153,907	181,155	—	9,335,062	1,314,131
Lease liabilities	32,436	18,016	797	51,249	7,215
Other financial liability	—	81,368	—	81,368	11,454

	11,066,594	991,311	797	12,058,702	1,697,548

Foreign currency risk [Member]
Statement [Line Items]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Singapore Dollar	16,276	14,964	2,107
Euro	(298)	533	75
US Dollar	2,375	493	69